Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share
Schedule of basic earnings per share

	Six Months Ended June 30,
	2025	2024
Weighted average number of outstanding ordinary shares in issue	857,038,725	856,030,704
Net income attributable to the Company (US$’000)	454,954	25,801
Basic earnings per share attributable to the Company (US$ per share)	0.53	0.03

Schedule of diluted earnings per share

	Six Months Ended June 30,
	2025	2024
Weighted average number of outstanding ordinary shares in issue	857,038,725	856,030,704
Effect of share options and LTIP awards	15,525,788	16,503,762
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,564,513	872,534,466
Net income attributable to the Company (US$’000)	454,954	25,801
Diluted earnings per share attributable to the Company (US$ per share)	0.52	0.03